COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD REINSURANCE LTD - Schedule I – Combined Condensed Statements Of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Income (loss) of equity method investments	$ 222	$ 8	$ 0
Operating expenses	(433)	(35)	(6)
Interest expense	(196)	(9)	0
Net income (loss) for the year	492	(44)	1
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
Condensed Income Statements, Captions [Line Items]
Income (loss) of equity method investments	565	(41)	1
Operating expenses	(8)	(3)	0
Interest expense	(67)	0	0
Net income (loss) for the year	$ 490	$ (44)	$ 1